Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) oz in Thousands, R / kg in Thousands, $ in Millions	Jun. 30, 2024 USD ($) $ / Ounce $ / oz oz R / kg R / $	Jun. 30, 2023 USD ($) $ / oz R / kg R / $ oz
Rand Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	638	552
Rand Gold Hedging Contracts | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	192	156
Rand Gold Hedging Contracts | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	188	150
Rand Gold Hedging Contracts | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	152	144
Rand Gold Hedging Contracts | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	82	102
Rand Gold Hedging Contracts | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	14
Rand Gold Hedging Contracts | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	10
US$ Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	75	55
US$ Gold Hedging Contracts | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	20	18
US$ Gold Hedging Contracts | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	19	18
US$ Gold Hedging Contracts | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	18	15
US$ Gold Hedging Contracts | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	11	4
US$ Gold Hedging Contracts | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	5
US$ Gold Hedging Contracts | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	2
Rand Gold Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	170
Rand Gold Zero Cost Collars | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	24
Rand Gold Zero Cost Collars | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	22
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	4
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	26
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	50
Rand Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	44
US Gold Zero Cost Collars | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	31
US Gold Zero Cost Collars | Cash flow hedges | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	2
US Gold Zero Cost Collars | Cash flow hedges | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	2
US Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	6
US Gold Zero Cost Collars | Cash flow hedges | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	7
US Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	7
US Gold Zero Cost Collars | Cash flow hedges | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	7
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 390	$ 562
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.93	18.25
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.93	20.23
Zero cost collars | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 178	$ 156
Zero cost collars | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.48	17.56
Zero cost collars | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	20.48	19.48
Zero cost collars | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 146	$ 156
Zero cost collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.30	17.93
Zero cost collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	21.31	19.90
Zero cost collars | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 48	$ 154
Zero cost collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.21	18.48
Zero cost collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	21.21	20.49
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 18	$ 96
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.57	19.53
Zero cost collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	21.57	21.55
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Zero cost collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 187	$ 250
Price of derivative instrument at fair value through profit and loss | R / $	19.79	18.96
Forward contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 75	$ 72
Price of derivative instrument at fair value through profit and loss | R / $	19.53	18.94
Forward contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 67	$ 72
Price of derivative instrument at fair value through profit and loss | R / $	20.05	18.94
Forward contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 36	$ 69
Price of derivative instrument at fair value through profit and loss | R / $	20.12	19.53
Forward contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 9	$ 37
Price of derivative instrument at fair value through profit and loss | R / $	20.40	20.30
Forward contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Forward contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0
Rand Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,373	1,181
Rand Gold Hedging Contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,253	1,087
Rand Gold Hedging Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,365	1,146
Rand Gold Hedging Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,389	1,207
Rand Gold Hedging Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,550	1,341
Rand Gold Hedging Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,679
Rand Gold Hedging Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,734
US$ Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,273	2,043
US$ Gold Hedging Contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,151	1,901
US$ Gold Hedging Contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,155	2,079
US$ Gold Hedging Contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,249	2,136
US$ Gold Hedging Contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,496	2,175
US$ Gold Hedging Contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,634
US$ Gold Hedging Contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	2,695
Total Gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	914	607
Total Gold | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	238	174
Total Gold | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	231	168
Total Gold | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	180	159
Total Gold | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	126	106
Total Gold | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	76
Total Gold | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	63
US$ silver contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	2,230	1,540
US$ silver contracts | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.22	24.62
US$ silver contracts | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	30.20	27.50
US$ silver contracts | Due between 0 to six months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	600	480
US$ silver contracts | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	25.13	24.22
US$ silver contracts | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	27.95	27.00
US$ silver contracts | Due between six to 12 months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	600	480
US$ silver contracts | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	26.70	24.54
US$ silver contracts | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	29.55	27.36
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	600	420
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	28.14	24.79
US$ silver contracts | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	31.20	27.79
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	430	160
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	29.59	25.66
US$ silver contracts | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	32.83	28.66
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
US$ silver contracts | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0
Rand Gold Zero Cost Collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,524
Rand Gold Zero Cost Collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,722
Rand Gold Zero Cost Collars | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,346
Rand Gold Zero Cost Collars | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,523
Rand Gold Zero Cost Collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,412
Rand Gold Zero Cost Collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,591
Rand Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,463
Rand Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,672
Rand Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,534
Rand Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,726
Rand Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,577
Rand Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,786
Rand Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,618
Rand Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / kg	1,827
US Gold Zero Cost Collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,447
US Gold Zero Cost Collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,721
US Gold Zero Cost Collars | Due between 0 to six months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,260
US Gold Zero Cost Collars | Due between 0 to six months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,510
US Gold Zero Cost Collars | Due between six to 12 months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,302
US Gold Zero Cost Collars | Due between six to 12 months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,552
US Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,391
US Gold Zero Cost Collars | Later Than One Year Not Later Than One Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,658
US Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,448
US Gold Zero Cost Collars | Later Than One Year Six Months and Not Later Than Two Years | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,721
US Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,499
US Gold Zero Cost Collars | Later Than Two Year Not Later Than Two Year Six Months | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,786
US Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,536
US Gold Zero Cost Collars | Later Than Two Year Six Months Not Later Than Three Year | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / Ounce	2,818